UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                  -----------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ashmore Group plc
               -------------------------------
Address:       61 Aldwych
               -------------------------------
               London WC2B 4AE, United Kingdom
               -------------------------------

Form 13F File Number:   28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael S. Perman
                 ---------------------
Title:           Secretary
                 ---------------------
Phone:           44(0) 203-077-6000
                 ---------------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman         London, England       February 14, 2013
---------------------         ---------------       -----------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number         Name

     ---------                    --------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   88

Form 13F Information Table Value Total:   $695,221
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

     1        28-5804                   Ashmore EMM, L.L.C.
              --------                  -------------------------------------
     2        28-14265                  Ashmore Investments (UK) Ltd
              --------                  -------------------------------------
     3        28-14274                  Ashmore Investment Management Limited
              --------                  -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2012

                                                           TOTAL
                                                           VALUE                                               VOTING AUTHORITY
                                                           (USD) X  No. of     SH/  PUT/ INVSTMT/  OTHER ---------------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP      ($1000)  SHARES     PRN  CALL DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                --------------    ---------  -------  ---------  ---- ---- --------  ----  --------- ------  ---------
3SBIO INC                     Sponsored ADR     88575Y105     447      33,900  sh        defined   2,3      33,900    0            0
ABERDEEN INDONESIA FUND INC   COM               00305P106     904      65,753  sh        defined   2,3           0    0       65,753
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106   1,304      37,865  sh        defined   2,3           0    0       37,865
AMERICA MOVIL                 SPON ADR L SHS    02364W105     869      36,849  sh        defined   1,2           0    0       36,849
AMERICA MOVIL                 SPON ADR L SHS    02364W105  18,220     772,371  sh        defined   2,3           0    0      772,371
BAIDU INC                     SPON ADR REP A    056752108  18,967     196,932  sh        defined   1,2     168,804    0       28,128
BAIDU INC                     SPON ADR REP A    056752108  18,279     189,798  sh        defined   2,3       3,998    0      185,800
BANCO DE CHILE                SPON ADR          059520106     322       3,566  sh        defined   1,2       3,566    0            0
BRASKEM SA                    SP ADR PFD NEW    105532105  21,865   1,679,333  sh        defined   1,2     850,827    0      828,506
BRASKEM SA                    SP ADR PFD NEW    105532105     191      14,678  sh        defined   2,3      14,678    0            0
CEMEX SAB                     SPON ADR NEW      151290889  45,818   5,148,057  sh        defined   1,2   2,423,703    0    2,724,354
CEMEX SAB                     SPON ADR NEW      151290889  31,702   3,562,054  sh        defined   2,3      71,365    0    3,490,689
COMPANHIA ENERGETICA DE MINA  SP ADR N-V        204409601   4,039     330,012  sh        defined   1,2     170,896    0      159,116
COMPANHIA ENERGETICA DE MINA  SP ADR N-V        204409601      40       3,280  sh        defined   2,3       3,280    0            0
CENTRAL EUROPE & RUSSIA FUND  COM               153436100     570      18,050  sh        defined   2,3           0    0       18,050
CHINA FUND INC                COM               169373107     769      34,071  sh        defined   2,3           0    0       34,071
CIA CERVECERIAS UNIDAS        Sponsored ADR     204429104     158       2,148  sh        defined   1,2       2,148    0            0
CIA DE MINAS BUENAVENTUR      Sponsored ADR     204448104   3,290     100,392  sh        defined   1,2      55,861    0       44,531
CIA DE MINAS BUENAVENTUR      Sponsored ADR     204448104       9         268  sh        defined   2,3         268    0            0
CNOOC LTD                     Sponsored ADR     126132109   2,311      10,841  sh        defined   1,2      10,841    0            0
COCA-COLA FEMSA SAB           SPON ADR REP L    191241108   1,100       7,800  sh        defined   1,2       4,300    0        3,500
CTRIP.COM INTERNATIONAL       AMERICAN DEP SHS  22943F100  26,284   1,376,132  sh        defined   1,2     715,932    0      660,200
CTRIP.COM INTERNATIONAL       AMERICAN DEP SHS  22943F100   2,836     148,475  sh        defined   2,3     148,475    0            0
DESARROLLADORA HOMEX          Sponsored ADR     25030W100  30,738   2,332,175  sh        defined   1,2   1,194,648    0    1,137,527
DESARROLLADORA HOMEX          Sponsored ADR     25030W100  14,939   1,133,469  sh        defined   2,3     211,568    0      921,901
DOCTOR REDDY'S LAB            ADR               256135203   5,171     154,173  sh        defined   1,2     154,173    0            0
EMBRAER SA                    SP ADR REP 4 COM  29082A107  41,605   1,668,853  sh        defined   1,2     909,881    0      758,972
EMBRAER SA                    SP ADR REP 4 COM  29082A107  11,790     472,935  sh        defined   2,3      24,445    0      448,490
EMPRESAS ICA S.A.             SPONS ADR NEW     292448206   3,380     370,600  sh        defined   1,2     370,600    0            0
EMPRESAS ICA S.A.             SPONS ADR NEW     292448206   1,062     116,480  sh        defined   2,3     116,480    0            0
FOCUS MEDIA HOLDING           Sponsored ADR     34415V109   3,489     143,638  sh        defined   1,2     143,638    0            0
FOMENTO ECONOMICO MEX-SP ADR  SPON ADR UNITS    344419106     559       5,700  sh        defined   1,2       5,700    0            0
GERDAU SA                     Sponsored ADR     373737105   2,150     253,200  sh        defined   1,2     120,300    0      132,900
GERDAU SA                     Sponsored ADR     373737105     827      97,361  sh        defined   2,3           0    0       97,361
GREATER CHINA FUND            COM               39167B102   1,147      92,255  sh        defined   2,3           0    0       92,255
GRUPO FIN SANTANDER           SPON ADR SHS B    40053C105     437      29,900  sh        defined   1,2           0    0       29,900
GRUPO FIN SANTANDER           SPON ADR SHS B    40053C105  16,060   1,099,245  sh        defined   2,3           0    0    1,099,245
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206     488      20,599  sh        defined   1,2           0    0       20,599
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101   3,037      72,100  sh        defined   1,2      72,100    0            0
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101     310       7,367  sh        defined   2,3       7,367    0            0
ICICI BANK LTD                ADR               45104G104  37,336     910,854  sh        defined   1,2     623,214    0      287,640
ICICI BANK LTD                ADR               45104G104   6,549     159,771  sh        defined   2,3      12,163    0      147,608
INDIA FUND INC                COM               454089103     238      10,507  sh        defined   2,3           0    0       10,507
INFOSYS LTD                   Sponsored ADR     456788108  18,249     410,558  sh        defined   1,2     148,795    0      261,763
INFOSYS LTD                   Sponsored ADR     456788108     333       7,500  sh        defined   2,3       7,500    0            0
ISHARES TR                    MSCI BRAZ SMCP    464289131   1,178      46,902  sh        defined   2,3           0    0       46,902
ISHARES INC                   MSCI MEX INVEST   464286822     197       2,935  sh        defined   2,3           0    0        2,935
ISHARES INC                   MSCI S KOREA      464286772     231       3,867  sh        defined   2,3           0    0        3,867
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106  47,662   3,146,029  sh        defined   1,2   1,615,064    0    1,530,965
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106     586      38,651  sh        defined   2,3      38,651    0            0
JF CHINA REGION FUND INC      COM               46614T107     554      42,603  sh        defined   2,3           0    0       42,603
KOREA EQUITY FUND             COM               50063B104   1,410     145,346  sh        defined   2,3           0    0      145,346
KOREA FUND INC                COM NEW           500634209   1,221      31,273  sh        defined   2,3           0    0       31,273
MARKET VECTORS ETF TR         BRAZIL SMCP ETF   57060U613     390      10,230  sh        defined   2,3           0    0       10,230
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506     954      34,255  sh        defined   2,3      24,000    0       10,255
MECHEL OAO                    Sponsored ADR     583840103      47       7,700  sh        defined   2,3       7,700    0            0
MEXICO EQUITY AND INCOME FD   COM               592834105     590      44,660  sh        defined   2,3           0    0       44,660
MEXICO FUND INC               COM               592835102     231       8,347  sh        defined   2,3           0    0        8,347
MORGAN STANLEY CHINA A SHARE  COM               617468103     564      29,583  sh        defined   2,3           0    0       29,583
MORGAN STANLEY EAST EUROPE    COM               616988101     279      17,774  sh        defined   2,3           0    0       17,774
MORGAN STANLEY INDIA INVEST   COM               61745C105     323      18,079  sh        defined   2,3           0    0       18,079
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107  23,672   1,174,214  sh        defined   1,2     589,514    0      584,700
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107      58       2,900  sh        defined   2,3       2,900    0            0
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408   3,169     176,352  sh        defined   1,2     125,304    0       51,048
SOUFUN HOLDINGS LTD           ADR               836034108  16,107     747,404  sh        defined   1,2     720,940    0       26,464
SOUFUN HOLDINGS LTD           ADR               836034108   3,046     141,358  sh        defined   2,3     141,358    0            0
SPDR INDEX SHS FDS            S&P EMKTSC ETF    78463X756     793      18,025  sh        defined   2,3           0    0       18,025
SPREADTRUM COMMUNICATI        ADR               849415203  10,579     569,392  sh        defined   1,2     457,556    0      111,836
SPREADTRUM COMMUNICATI        ADR               849415203   2,618     140,914  sh        defined   2,3     140,914    0            0
STERLITE INDUSTRIES INDI      ADS               859737207   8,075   1,023,472  sh        defined   1,2     101,117    0      922,355
STERLITE INDUSTRIES INDI      ADS               859737207      36       4,603  sh        defined   2,3       4,603    0            0
TAIWAN FUND INC               COM               874036106     749      47,964  sh        defined   2,3           0    0       47,964
TAIWAN SEMICONDUCTOR          Sponsored ADR     874039100   1,714      99,271  sh        defined   1,2      99,271    0            0
TAIWAN SEMICONDUCTOR          Sponsored ADR     874039100   7,022     406,590  sh        defined   2,3      39,847    0      366,743
TATA MOTORS LTD               Sponsored ADR     876568502   5,988     238,839  sh        defined   2,3           0    0      238,839
TEMPLETON DRAGON FUND INC     COM               88018T101   1,176      44,432  sh        defined   2,3           0    0       44,432
TEMPLETON RUSSIA & EAST EURO  COM               88022F105     216      15,272  sh        defined   2,3           0    0       15,272
TERNIUM SA                    SPON ADR          880890108  36,415   1,595,071  sh        defined   1,2     745,745    0      849,326
TERNIUM SA                    SPON ADR          880890108     316      13,825  sh        defined   2,3      13,825    0            0
THAI FUND INC                 COM               882904105     966      51,950  sh        defined   2,3           0    0       51,950
TURKISH INVESTMENT FUND       COM               900145103     116       7,393  sh        defined   2,3           0    0        7,393
UNITED MICROELECTRON          SPON ADR NEW      910873405   5,650   2,958,096  sh        defined   2,3           0    0    2,958,096
VALE SA                       ADR               91912E105  71,313   4,091,402  sh        defined   1,2   2,387,804    0    1,703,598
VALE SA                       ADR               91912E105  24,450   1,402,732  sh        defined   2,3      58,900    0    1,343,832
VIMPELCOM LTD                 Sponsored ADR     92719A106  11,971   1,131,487  sh        defined   1,2     573,547    0      557,940
VIMPELCOM LTD                 Sponsored ADR     92719A106     179      16,902  sh        defined   2,3      16,902    0            0
WUXI PHARMATECH CAYMAN        SPONS ADR SHS     929352102     602      36,744  sh        defined   1,2      19,185    0       17,559
WUXI PHARMATECH CAYMAN        SPONS ADR SHS     929352102   1,619      98,787  sh        defined   2,3      98,787    0            0